Restructuring Costs, Net (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Components of restructuring gains (costs), net
Severance	$ 200,000	$ 400,000
Distribution footprint optimization	100,000
Gains on sale of land and buildings		(400,000)
Total Restructuring Charges	$ 320,000	$ (4,000)